DERIVATIVES - Rollforward for Cash Flows Hedges in AOCI (Details) - Cash flow hedges recognized in AOCI - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ (208)	$ (126)	$ (38)
Amount recorded in AOCI	131	(218)	(108)
Amount reclassified from AOCI to income	99	136	20
Ending Balance, December 31	22	(208)	(126)
Currency swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Amount recorded in AOCI	29	(35)	0
Amount reclassified from AOCI to income	(5)	40	0
Interest swaps
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Amount recorded in AOCI	102	(183)	(108)
Amount reclassified from AOCI to income	$ 104	$ 96	$ 20